EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

14.          EMPLOYEE BENEFIT PLANS

Full-time employees of the Group in the PRC participate in government mandated defined contribution plans, pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require PRC subsidiaries of the Group to make contributions based on certain percentages of the employees’ basic salaries, up to a maximum amount specified by the local government. The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of mainland China. The total contribution for such employee benefits, which were expensed as incurred, was $6,832, $4,353 and $3,003 for the years ended December 31, 2023, 2024 and 2025, respectively.